Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term debt
Senior	115,861	123,632
Subordinated	17,741	24,165
Non-recourse liabilities from consolidated VIEs	14,532	14,858
Long-term debt	148,134	162,655
of which reported at fair value	65,384	70,366
of which structured notes	36,637	35,726
Bank
Long-term debt
Senior	112,123	120,497
Subordinated	20,342	25,998
Non-recourse liabilities from consolidated VIEs	14,532	14,858
Long-term debt	146,997	161,353
of which reported at fair value	64,774	68,036
of which structured notes	36,639	35,728